Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of movements in prepayments on flight equipment	Movements in prepayments on flight equipment during the years ended December 31, 2021 and 2020 were as follows:

	Year Ended December 31,
	2021	2020
Prepayments on flight equipment at beginning of period	$2,111,659	$2,954,478
GECAS Transaction	2,990,414	—
Prepayments and additions during the period, net	136,655	270,032
Interest paid and capitalized during the period	30,827	49,144
Prepayments and capitalized interest applied to the purchase of flight equipment	(682,707)	(1,161,995)
Prepayments on flight equipment at end of period	$4,586,848	$2,111,659

Schedule of unrecorded contractual commitments for purchase of flight equipment
The following table presents our contractual commitments for the purchase of flight equipment as of December 31, 2021:

	2022	2023	2024	2025	2026	Thereafter	Total
	(U.S. Dollars in millions)
Purchase obligations (a)	$4,241.0	$5,693.8	$5,245.5	$4,233.0	$1,885.7	$1,063.1	$22,362.1
(a)As of December 31, 2021, we had commitments to purchase 417 aircraft (including 26 purchase and leaseback transactions and excluding aircraft for which we have cancellation rights and aircraft with contracted sales at delivery), 30 engines, 16 helicopters and other commitments. The timing of our purchase obligations is based on current estimates. We have incorporated expected delivery delays into the table above. In addition, we have the right to reschedule the delivery dates of certain of our aircraft to future dates.